18. Borrowings and financing (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Schedule of debt breakdown
	Weighted average rate	2020	2019

Debentures and promissory note
Debentures, certificate of agribusiness receivables and promissory notes (note 18.4)	CDI + 1.27% per year	4,598	11,863
		4,598	11,863

Borrowings and financing
Local currency
BNDES	4.07% per year	-	27
Working capital	CDI + 2.37% per year	2,689	1,008
Working capital	TR + 9.80 % per year	13	99
Swap contracts (note 18.7)	CDI – 0.02% per year	(2)	(12)
Unamortized borrowing costs		(13)	(22)
		2,687	1,100
Foreign currency (note 18.5)
Working capital	USD + 2.27% per year	271	846
Working capital	IBR 3M + 3.8%	1,534	323
Working capital Argentina	Pré: 29.43%	26	-
Credit letter		12	12
Swap contracts (note 18.7)	CDI + 2.0% per year	12	(15)
Swap contracts (note 18.7)	IBR 3M + 3.8%	1	(19)
NDF Contracts – Derivatives		-	(1)
Unamortized borrowing costs		(1)	(1)
		1,855	1,145
Total		9,140	14,108

Current assets		-	73
Non-current assets		11	13
Current liabilities		2,309	3,488
Non-current liabilities		6,842	10,706

Schedule of changes in borrowings
18.2.	Changes in borrowings

At December 31, 2019	14,108
Additions	7,262
Accrued interest	755
Accrued swap	(343)
Mark-to-market	14
Adjustment to present value	115
Monetary and exchange rate changes	331
Borrowing cost	53
Interest paid	(774)
Payments	(5,125)
Swap paid	333
Foreign currency translation adjustment	173
Deconsolidation Sendas	(7,762)
At December 31, 2020	9,140

At December 31, 2018	5,286
Additions	13,604
Accrued interest	678
Accrued swap	(11)
Mark-to-market	(47)
Monetary and exchange rate changes	(13)
Borrowing cost	31
Interest paid	(504)
Payments	(9,551)
Swap paid	103
Acquisition of company	4,527
Foreign currency translation adjustment	80
Desconsolidation Via Varejo	(75)
At December 31, 2019	14,108

Schedule of maturity of non-current borrowings and financing
18.3.	Maturity schedule of non-current borrowings and financing

Year

From 1 to 2 years	4,756
From 2 to 3 years	1,426
From 3 to 4 years	237
From 4 to 5 years	230
After 5 years	195
Subtotal	6,844

Unamortized borrowing costs	(13)
Total	6,831

Schedule of debentures, promissory note and certificate of agribusiness receivables
18.4.	Debentures, Promissory Note and Certificate of Agribusiness Receivables
				Date				Consolidated
	Type	Issue Amount	Outstanding debentures (units)	Issue	Maturity	Financial charges	Unit price (in reais)	12.31.2020	12.31.2019

14th Issue of Debentures – CBD and CRA	No preference	1,080	1,080,000	04/17/17	04/13/20	-	-	-	1,091
15th Issue of Debentures – CBD	No preference	800	800,000	01/17/18	01/15/21	150.00% of CDI	564	451	821
16th Issue of Debentures – CBD (1st series)	No preference	700	700,000	09/11/18	09/10/21	162.71% of CDI	1,015	711	712
16th Issue of Debentures – CBD (2nd series)	No preference	500	500,000	09/11/18	09/12/22	163.56% of CDI	1,042	521	508
17th Issue of Debentures - CDB	No preference	2,000	2,000,000	01/06/20	01/06/23	CDI + 1.45% per year	1,017	2,033	-
4th Issue of Promissory Notes – CBD	No preference	800	800	01/10/19	01/09/22	163.13% of CDI	1,113,594	891	849
1th Issue of Promissory Notes – Sendas (1st series)	No preference	50	1	07/04/19	07/03/20	CDI + 0.72% per year	-	-	52
1th Issue of Promissory Notes – Sendas (2nd series)	No preference	50	1	07/04/19	07/05/21	CDI + 0.72% per year	-	-	52
1th Issue of Promissory Notes – Sendas (3nd series)	No preference	50	1	07/04/19	07/04/22	CDI + 0.72% per year	-	-	52
1th Issue of Promissory Notes – Sendas (4nd series)	No preference	250	5	07/04/19	07/04/23	CDI + 0.72% per year	-	-	258
1th Issue of Promissory Notes – Sendas (5nd series)	No preference	200	4	07/04/19	07/04/24	CDI + 0.72% per year	-	-	206
1th Issue of Promissory Notes – Sendas (6nd series)	No preference	200	4	07/04/19	07/04/25	CDI + 0.72% per year	-	-	206
1th Issue of Debentures – Sendas (1nd series)	No preference	2,000	2,000,000	09/04/19	08/20/20	-	-	-	1,001
1th Issue of Debentures – Sendas (2nd series)	No preference	2,000	2,000,000	09/04/19	08/20/21	CDI + 1.74% per year	-	-	2,044
1th Issue of Debentures – Sendas (3nd series)	No preference	2,000	2,000,000	09/04/19	08/20/22	CDI + 1.95% per year	-	-	2,046
1th Issue of Debentures – Sendas (4nd series)	No preference	2,000	2,000,000	09/04/19	08/20/23	CDI + 2.20% per year	-	-	2,047
Borrowing cost							-	(9)	(82)
								4,598	11,863

Current liabilities								1,220	2,287
Non-current liabilities								3,378	9,576